INCOME TAXES (Details 1) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Income Taxes Details 1
Non-capital losses carried forward		$ 5,486,000
Reclamation provision		194,000
Exploration and evaluation assets	(42,000)	(6,734,000)
Equipment and other		16,000
Investments		(5,000)
Net deferred income tax liabilities	$ (42,000)	$ (1,043,000)